INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%
Effective tax rate	0.10%	0.20%
Valuation allowances	$ 90,813		$ 91,092
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Period For Which Complementary Tax exemption Applied	January 1, 2023 through December 31, 2027